ACCRUED AND OTHER CURRENT LIABILITIES (Details Narrative) - USD ($)	Oct. 02, 2022	Sep. 30, 2022	Mar. 31, 2021
Payables and Accruals [Abstract]
Accrued expense		$ 902,862
Accrued interest on related party	$ 60,667	$ 648,000	$ 8,922